Deferred Taxation - Deferred Tax Balances Before Offset (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	¥ 11,364	¥ 24,259
Deferred tax liabilities	16,380	21,411
Net deferred tax (liabilities)/ assets	(5,016)	2,848	¥ 6,483	¥ 14,064
Cost [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	42,317	45,551
Deferred tax liabilities	47,333	42,703
Net deferred tax (liabilities)/ assets	(5,016)	2,848
Cost [member] | Receivables and inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	4,740	6,841
Cost [member] | Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	24,646	20,391
Cost [member] | Accumulated impairment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	6,309	9,676
Cost [member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	6,622	8,643
Deferred tax liabilities	23,186	15,057
Cost [member] | Accelerated tax depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	¥ 24,147	¥ 27,646